SUBORDINATED DEBT (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 28, 2017	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 06, 2015
Defined Benefit Plan Disclosure [Line Items]
Subordinated debt		$ 11,256 [1]	$ 11,119 [1]	$ 10,577
Accrued interest		$ 12,400	$ 11,500	8,000
Golden Wayford Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Subordinated Convertible Note Promissory Note					$ 10,000
Principal Payment	$ 1,000
Maturity Date	Feb. 16, 2016
Interest rate		5.00%	5.00%
Subordinated debt		$ 9,000	$ 9,000
Accrued interest		$ 2,300	$ 2,100	$ 1,600

[1]	As of March 31, 2023 and December 31, 2022, the fair value of the subordinated term loan, subordinated debt and senior term loan considered the senior status of the senior term loan under the Fortress Credit Agreement, followed by the junior status of the subordinated term loan and subordinated debt. The implied yields of the subordinated term loan – related party, subordinated debt and senior term loan were 33.98%, 37.59% and 28.00%, respectively, as of March 31, 2023 and 23.00%, 27.18% and 28.78%, respectively, as of December 31, 2022.